Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Deferred Revenue [Abstract]
Disclosure of detailed information about changes in deferred revenue [Table Text Block]
Balance, January 1, 2020	$563,756
Amortization of deferred revenue
Liability drawdown	(67,263)
Variable consideration adjustments - prior periods	(6,668)
Accretion on streaming arrangements
Current year additions	60,362
Variable consideration adjustments - prior periods	(3,692)
Effects of changes in foreign exchange	189
Balance, December 31, 2020	$546,684
Amortization of deferred revenue
Liability drawdown	(71,519)
Variable consideration adjustments - prior periods	(1,617)
Accretion on streaming arrangements (note 5g)
Current year-to-date additions	42,060
Variable consideration adjustments - prior periods	594
Reclass of refund liability (note 14)	(5,424)
Stream deposit	4,000
Effects of changes in foreign exchange	548
Balance, December 31, 2021	$515,326

Disclosure of detailed information about deferred revenue [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Current	$88,963	$102,782
Non-current	426,363	443,902
	$515,326	$546,684